Rule 497(e)

File Nos. 033-83928

811-08762

RETIREMENT PLAN SERIES ACCOUNT

An Individual Flexible Premium Variable Annuity

Issued by Great-West Life & Annuity Insurance Company

Supplement dated September 24, 2012 to the Prospectus and Statement of Additional

Information dated April 30, 2001

This Supplement amends certain information contained in the Prospectus dated April 30, 2001.

Effective on or about September 24, 2012, GW Capital Management (doing business as Maxim Capital Management (MCM)) will be renamed Great-West Capital Management (GWCM). Therefore all references to MCM in the Prospectus and Statement of Additional Information dated April 30, 2001 are hereby deleted and replaced with GWCM.

Effective on or about September 24, 2012, Maxim Series Fund, Inc. will be renamed Great-West Funds, Inc. Therefore, all references to Maxim Series Fund, Inc. in the Prospectus and Statement of Additional Information dated April 30, 2001 are hereby deleted and replaced with Great-West Funds, Inc.

Effective on or about September 24, 2012, all funds within the former Maxim Series Fund, Inc. will be renamed, replacing ‘Maxim’ with ‘Great-West’ among other changes. The following portfolios available in the Prospectus have been changed, and all references to the Old Names in the Prospectus and Statement of Additional Information are hereby deleted and replaced with the New Names:

OLD NAME	NEW NAME
Maxim Ariel Small-Cap Value Portfolio	Great-West Ariel Small-Cap Value Fund
Maxim Bond Index Portfolio	Great-West Bond Index Fund
Maxim INVESCO ADR Portfolio	Great-West INVESCO ADR Fund
Maxim Loomis Sayles Bond Portfolio	Great-West Loomis Sayles Bond Fund
Maxim Loomis Sayles Small-Cap Value Portfolio	Great-West Loomis Sayles Small Cap Value Fund
Maxim Money Market Portfolio	Great-West Money Market Fund
Maxim S&P 600 Index Portfolio	Great-West S&P Small Cap 600 Index Fund
Maxim Short Duration Bond Portfolio	Great-West Short Duration Bond Fund
Maxim Stock Index Portfolio	Great-West Stock Index Fund
Maxim T. Rowe Price MidCap Growth Portfolio	Great-West T. Rowe Price Mid Cap Growth Fund
Maxim U.S. Government Mortgage Securities Portfolio	Great-West U.S. Government Mortgage Securities Fund

Aside from the changes detailed above, the terms of your contract are not affected in any manner, and no other changes are being made to your contract. These contracts are no longer being sold.

This Supplement must be accompanied by, or read in conjunction with, the Prospectus and

Statement of Additional Information, dated April 30, 2001.

Please read this Supplement carefully and retain it for future reference.